ONEFUND TRUST

(the “Trust”)

ONEFUND S&P 500®

(the “Fund”)

Supplement dated September 24, 2025 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)

Each dated July 29, 2025

On September 19, 2025 the Board of Trustees of the Trust (the “Board”) approved the change of the Fund’s name from “ONEFUND S&P 500®” to “CYBER HORNET S&P 500®” effective as of October 24, 2025. On the same date, the Board also approved the change of the Trust’s name from “ONEFUND TRUST” to “CYBER HORNET TRUST” effective as of October 24, 2025.

Accordingly, effective as of October 24, 2025, the Summary Prospectus, Prospectus, and SAI are amended as follows:

All references to the Fund’s name in the Summary Prospectus, Prospectus, and SAI are deleted and replaced with “CYBER HORNET S&P 500®.”

All references to the Trust’s name in the Summary Prospectus, Prospectus, and SAI are deleted and replaced with “CYBER HORNET TRUST.”

The first paragraph in the “GENERAL INFORMATION” section of the SAI is deleted in its entirety and replaced with the following:

The CYBER HORNET S&P 500® (the “Fund”) is a separate series of CYBER HORNET TRUST, an open-end management investment company that was organized as a trust under the laws of the State of Delaware on November 9, 2005 (the “Trust”). The Trust was previously known as “Giant 5 Funds,” and changed its name to “Index Funds” in February 2014. The Trust changed its name from “Index Funds” to “ONEFUND TRUST” and the Fund changed its name from “Index Funds S&P 500® Equal Weight” to “ONEFUND S&P 500® Equal Weight Index” in February 2023. The Fund changed its name from “ONEFUND S&P 500® Equal Weight Index” to “ONEFUND S&P 500®” in November 2023. The Trust changed its name from “ONEFUND TRUST” to “CYBER HORNET TRUST” and the Fund changed its name from “ONEFUND S&P 500®” to “CYBER HORNET S&P 500®” in October 2025. The Fund is described in this Statement of Additional Information (the “SAI”). As of the date of this SAI, the Fund offers one class of shares: No Load Shares. The Fund is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

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